UNITED STATES
                    SECURITIES AND EXCHANGE COMMISSION
                          Washington, D.C.  20549

                                  Form 13F

                            Form 13F COVER PAGE

Report for the Calendar Year or Quarter Ended:  June 30, 2002
                                                ----------------------------

Check here if Amendment [  ]; Amendment Number:
                                                  -----
   This Amendment (Check only one.):  [   ] is a restatement.
                                      [   ] adds new holdings entries.

Institutional Investment Manager Filing this Report:

Name:      Cooper Hill Partners, L.L.C.
           --------------------------------------------------
Address:   230 Park Avenue, 20th Floor
           --------------------------------------------------
           New York, New York 10169
           --------------------------------------------------

           --------------------------------------------------

Form 13F File Number:      028-05381
                          ------------------

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.

Person Signing this Report on Behalf of Reporting Manager:

Name:      Jeffrey Casdin
           --------------------------------------------------
Title:     Managing Member
           --------------------------------------------------
Phone:     212-351-1945
           --------------------------------------------------

Signature, Place, and Date of Signing:

                     			   New York, New York          8/14/02
       ------------------------   ------------------------------  ----------

Report Type (Check only one.):

[ X ] 13F HOLDINGS REPORT. (Check here if all holdings of this reporting manager are reported in this report.)

[   ]   13F NOTICE.  (Check here if no holdings reported are in this report, and all holdings are reported by other reporting manager(s).)

[   ]   13F COMBINATION REPORT.  (Check here if a portion of the holdings for this reporting manager are reported in this report and a portion are reported by other reporting manager(s).)



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                   Form 13F SUMMARY PAGE


Report Summary:


Number of Other Included Managers:             0
                                               -------------

Form 13F Information Table Entry Total:        27
                                               -------------

Form 13F Information Table Value Total:       $248,536
                                               -------------
                                                (thousands)


List of Other Included Managers:


Provide a numbered list of the name(s) and Form 13F file number(s) of all institutional investment managers with respect to which this report is filed,
other than the manager filing this report.     NONE
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 FORM 13F INFORMATION TABLE

      NAME OF         TITLE OF  CUSIP       VALUE    SHARES/  SH/ PUT/ INVSMT   OTHER    VOTING AUTHORITY
      ISSUER           CLASS               x($1000) PRN AMT  PRN CALL DISCRETN MGRS    SOLE   SHARED   NONE
-----------------------------------------------------------------------------------------------------------
ABBOTT LABORATORIES   COMMON	  002824100    10978   291600   SH		 SOLE		   291600    0        0
-----------------------------------------------------------------------------------------------------------
ABGENIX INC           COMMON    00339B107    11344  1157600   SH         SOLE         1157600    0        0
-----------------------------------------------------------------------------------------------------------
ALCON INC             COMMON    014561617    12768   372800   SH         SOLE          372800    0        0
-----------------------------------------------------------------------------------------------------------
AMYLIN                COMMON    032346108    27753  2536900   SH         SOLE         2536900    0        0
 PHARMACEUTICALS INC
-----------------------------------------------------------------------------------------------------------
ARRAY BIOPHARMA INC   COMMON    04269X105     4044   419600   SH         SOLE          419600    0        0
-----------------------------------------------------------------------------------------------------------
ASTRAZENECA PLC       ADR       046353108    14009   341700   SH         SOLE          341700    0        0
-----------------------------------------------------------------------------------------------------------
CURAGEN CORP          COMMON    23126R101     7497  1331666   SH         SOLE         1331666    0        0
-----------------------------------------------------------------------------------------------------------
DELTAGEN INC          COMMON    24783R103     1405   573711   SH         SOLE          573711    0        0
-----------------------------------------------------------------------------------------------------------
DUSA                  COMMON    266898105     6285  2167300   SH         SOLE         2167300    0        0
 PHARMACEUTICALS INC
-----------------------------------------------------------------------------------------------------------
GILEAD SCIENCES INC   COMMON    375558103    11778   358240   SH         SOLE          358240    0        0
-----------------------------------------------------------------------------------------------------------
HCA INC               COMMON    404119109    13072   275200   SH         SOLE          275200    0        0
-----------------------------------------------------------------------------------------------------------
HEALTHSOUTH CORP      COMMON    421924101     3915   306100   SH         SOLE          306100    0        0
-----------------------------------------------------------------------------------------------------------
HUMANA INC            COMMON    444859102     4562   291900   SH         SOLE          291900    0        0
-----------------------------------------------------------------------------------------------------------
HYSEQ INC             COMMON    449163302     1848   814285   SH         SOLE          814285    0        0
-----------------------------------------------------------------------------------------------------------
IDX SYS CORP          COMMON    449491109    18979  1457700   SH         SOLE         1457700    0        0
-----------------------------------------------------------------------------------------------------------
INVERNESS MED 	    COMMON    46126P106     7743   383334   SH         SOLE          383334    0        0
 INNOVATIONS INC
-----------------------------------------------------------------------------------------------------------
LEXICON GENETICS INC  COMMON    528872104     1459   354300   SH         SOLE          354300    0        0
-----------------------------------------------------------------------------------------------------------
LIFEPOINT HOSPITALS   COMMON    53219L109     4309   118700   SH         SOLE          118700    0        0
 INC
-----------------------------------------------------------------------------------------------------------
PHARMACIA CORP        COMMON    71713U102     9830   262500   SH         SOLE          262500    0        0
-----------------------------------------------------------------------------------------------------------
SCIOS INC             COMMON    808905103    12458   407000   SH         SOLE          407000    0        0
-----------------------------------------------------------------------------------------------------------
ST JUDE MEDICAL INC   COMMON    790849103     3271    44300   SH         SOLE           44300    0        0
-----------------------------------------------------------------------------------------------------------
TANOX INC             COMMON    87588Q109    12283  1134200   SH         SOLE         1134200    0        0
-----------------------------------------------------------------------------------------------------------
UNITED SURGICAL       COMMON    913016309     5096   164500   SH         SOLE          164500    0        0
 PARTNERS INTL
-----------------------------------------------------------------------------------------------------------
UNIVERSAL HEALTH      COMMON    913903100    11235   229300   SH         SOLE          229300    0        0
 SERVICES INC
-----------------------------------------------------------------------------------------------------------
VARIAN MED            COMMON    92220P105    24029   592600   SH         SOLE          592600    0        0
 SYS INC
-----------------------------------------------------------------------------------------------------------
VIASYS HEALTHCARE     COMMON    92553Q209     4639   265900   SH         SOLE          265900    0        0
 INC
-----------------------------------------------------------------------------------------------------------
ZYMOGENETICS INC      COMMON    98985T109     1933   219200   SH         SOLE          219200    0        0
 INC
-----------------------------------------------------------------------------------------------------------
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